Income tax expense (Narrative) (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Detail of income tax expense [line items]
Profits tax	¥ (1,929,755,000)	¥ 2,163,173,000	¥ 2,011,255,000
Estimated assessable profits		¥ 0	¥ 0
Enterprise Income Tax Rate	25.00%	25.00%	25.00%
HONG KONG
Detail of income tax expense [line items]
Profits tax	¥ 0
Estimated assessable profits	¥ 0
PRC
Detail of income tax expense [line items]
Enterprise Income Tax Rate	25.00%	25.00%	25.00%
SINGAPORE
Detail of income tax expense [line items]
Enterprise Income Tax Rate	17.00%	17.00%	17.00%
PAKISTAN | Maintenance services [member]
Detail of income tax expense [line items]
Income tax	at the highest of (i) normal tax at the rate of 29% of taxable income; (ii) Alternative Corporate Tax (ACT) at the rate of 17% of accounting profit; and (iii) minimum tax deductible at 8% of the revenue.
Income tax carried forward to subsequent years for settlement against the liabilities of following years	the income tax calculated is above normal tax at the rate of 29%
Carry forward time period	5 years in case of minimum tax and 10 years in case of ACT